RELATED PARTY TRANSACTIONS - Debt (Details) - Vimeo Inc. - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Promissory notes		$ 94,565
Promissory note due on demand—related party
Related Party Transaction [Line Items]
Promissory notes		44,565	$ 59,753
Promissory note due May 2, 2023—related party
Related Party Transaction [Line Items]
Promissory notes		50,000	37,706
IAC
Related Party Transaction [Line Items]
Promissory notes	$ 0	94,565	$ 97,459
IAC | Promissory note due on demand—related party
Related Party Transaction [Line Items]
Promissory notes	0	44,565
IAC | Promissory note due May 2, 2023—related party
Related Party Transaction [Line Items]
Promissory notes	$ 0	$ 50,000